Unaudited Interim Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common shares	Preferred shares	Additional paid-in capital	Deficit	AOCI	Non- controlling interests
Beginning balance at Dec. 31, 2023	$ 6,624.4	$ 6,230.0	$ 184.3	$ 7.3	$ (1,279.7)	$ (102.3)	$ 1,584.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	38.7				111.6
Net earnings (loss)							(72.9)
Redeemable non-controlling interests not included in equity	0.6						0.6
OCI	37.9					38.9	(1.0)
Dividends declared and distributions to non-controlling interests	(231.4)				(164.3)		(67.1)
Contributions received from non-controlling interests, net of cost	66.9						66.9
Common shares issued upon public offering, net of tax effected cost	1,150.0	1,150.0
Common shares issued under employee share purchase plan	2.3	2.3
Share-based compensation	6.5			6.5
Common shares issued pursuant to share-based awards	1.6	6.8		(5.8)	0.6
Non-controlling interest assumed on asset acquisition	(11.0)			(7.2)			(3.8)
Ending balance at Jun. 30, 2024	7,686.5	7,389.1	184.3	0.8	(1,331.8)	(63.4)	1,507.5
Beginning balance at Dec. 31, 2023	6,624.4	6,230.0	184.3	7.3	(1,279.7)	(102.3)	1,584.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI	93.7
Ending balance at Dec. 31, 2024	6,176.2	7,391.3	184.3	(19.2)	(2,929.9)	81.4	1,468.3
Beginning balance at Mar. 31, 2024	6,434.8	6,235.6	184.3	(0.4)	(1,446.3)	(104.5)	1,566.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	159.0				200.8
Net earnings (loss)							(41.8)
Redeemable non-controlling interests not included in equity	0.3						0.3
OCI	39.1					41.1	(2.0)
Dividends declared and distributions to non-controlling interests	(103.8)				(86.4)		(17.4)
Contributions received from non-controlling interests, net of cost	2.3						2.3
Common shares issued upon public offering, net of tax effected cost	1,150.0	1,150.0
Common shares issued under employee share purchase plan	1.0	1.0
Share-based compensation	1.2			1.2
Common shares issued pursuant to share-based awards	2.6	2.5			0.1
Ending balance at Jun. 30, 2024	7,686.5	7,389.1	184.3	0.8	(1,331.8)	(63.4)	1,507.5
Beginning balance at Dec. 31, 2024	6,176.2	7,391.3	184.3	(19.2)	(2,929.9)	81.4	1,468.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	85.0				120.9
Net earnings (loss)							(35.9)
OCI	22.3					22.3
Dividends declared and distributions to non-controlling interests	(108.7)				(106.1)		(2.6)
Contributions received from non-controlling interests, net of cost	6.9						6.9
Derecognition on sale of the renewable energy business	(1,064.1)					(71.6)	(992.5)
Common shares issued under employee share purchase plan	2.3	2.3
Share-based compensation	6.2			6.2
Common shares issued pursuant to share-based awards	0.1	6.5		(6.4)
Ending balance at Jun. 30, 2025	5,126.2	7,400.1	184.3	(19.4)	(2,915.1)	32.1	444.2
Beginning balance at Mar. 31, 2025	5,149.6	7,398.6	184.3	(22.6)	(2,886.2)	20.0	455.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	6.1				24.1
Net earnings (loss)							(18.0)
OCI	12.1					12.1
Dividends declared and distributions to non-controlling interests	(53.3)				(53.1)		(0.2)
Contributions received from non-controlling interests, net of cost	6.9						6.9
Common shares issued under employee share purchase plan	1.5	1.5
Share-based compensation	3.4			3.3	0.1
Common shares issued pursuant to share-based awards	(0.1)			(0.1)
Ending balance at Jun. 30, 2025	$ 5,126.2	$ 7,400.1	$ 184.3	$ (19.4)	$ (2,915.1)	$ 32.1	$ 444.2